CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act
file number 811-6027

KAVILCO INCORPORATED
(Exact name of registrant as specified in charter)

600 UNIVERSITY STREET, SUITE 3010
SEATTLE, WASHINGTON 98101-1129
(Address of Principal executive offices) (Zip Code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 - June 30, 2003


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ITEM 1. EXERPT FROM NEWSLETTER TO SHAREHOLDERS REGARDING
FINANCIAL STATEMENTS


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KAVILCO INCORPORATED

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KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS
For the six months ended June 30, 2003 (Unaudited)
---------------------------------------------------
                                                         Principal
                                                     amount/shares        Value
Investments in securities - 72.8% of net assets
 U.S. Government Securities - 18.7%
  U.S. Treasury Notes, 7.250% due August 15, 2004          5,000,000   $5,346,090
  Federal National Mortgage Association, 6.210% due
   November 7, 2007                                         1,000,000    1,154,376
  Federal National Mortgage Association, 6.150% due
   December 10, 2007                                        1,000,000    1,154,056
                                                                   ------------
    Total U.S. Government Securities (cost $6,871,504)                    7,654,522
                                                                   ------------

Corporate Obligations - 53.8%
 Auto and truck - 4.5%
  Ford Motor Company, 6.625% due February 15, 2028       1,000,000      851,442
  General Motors Corp., 7.70% due April 15, 2016         1,000,000    1,026,001
 Banking - 5.5%
  Chase Manhattan Corp., 6.50% due January 15, 2009      2,000,000    1,113,003
  Chemical Bank Corp., 7.875% due July 15, 2006          1,000,000    1,152,059
 Beverage (soft drink) - 2.2%
  Coca-Cola Enterprises, 8.50% due February 1, 2012        700,000      911,344
 Diversified financial services - 3%
  General Electric Capital Corp., 8.50% due July 24,     1,000,000    1,240,963
   2008
 Electric utility - 5.6%
  Nisource Financial Corp., 7.50% due November 15, 2003  1,000,000    1,020,000
  Northern State Power, 6.50%, due March 1, 2028         1,000,000    1,073,470
  Potomac Electric Power, 6.50% due March 15, 2008         190,000      215,141
 Entertainment - 0.7%
  Walt Disney Co., 5.80% due October 27, 2008              290,000      314,218
 Finance - auto loans - 2.1%
  General Motors Acceptance Corp., 6.625% due
   October 15, 2005                                        827,000      877,642
 Financial Services - 2.5%
  Marsh & McLennan Co. Inc., 6.625% due June 15, 2004    1,000,000    1,050,202
 Food Processing - 6.0%
  Heinz Corp., 6.00% due March 15, 2008                    229,000      260,225
  Hershey Foods Corp., 6.95% due August 15, 2012         1,000,000    1,196,376
  Unilever Cap Corp., 6.75% due August 1, 2003           1,000,000    1,018,020
 Petroleum (integrated) - 2.5%
Texaco Capital Inc., 5.70% due December 1, 2008            975,000    1,058,352
Retail store - 3.2%
Dayton Hudson, 8.60% due January 15, 2012                  100,000      131,954
Wal-Mart Stores, 6.875% due August 10, 2009              1,000,000    1,198,710
Securities brokerage - 8.9%
Bear Stearns Co. Inc., 6.150% due March 2, 2004            172,000      177,576
Bear Stearns Co. Inc., 7.625% due December 7, 2009       1,000,000    1,222,837
Merrill Lynch & Co., 6.375% due October 15, 2008         1,000,000    1,155,024
Paine Webber Group, Inc. 8.875% due March 15, 2005       1,000,000    1,111,324
Telecommunication services - 6.4%
GTE Corp., 6.460% due April 15, 2008                       500,000      572,298
Pacific Bell, 6.125% due February 15, 2008               1,000,000    1,127,025
U.S. West Communications, Inc., 7.50% due June 15,       1,000,000      930,000
2023                                                               ------------
Total Corporate Obligations (cost $19,701,710)                       22,005,206
                                                                   ------------

Common Stock - 0.3% of net assets
Technology - 0.3%
Microsoft Corp.                                              2,720      139,482
                                                                   ------------
Total common stock (cost $50,277)                                       139,482
                                                                   ------------


Total investments in securities (identified cost
$26,623,491)

TOTAL PORTFOLIO                                                     $29,799,210
                                                                   ============

See accompanying notes to the Financial Statements
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STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003 (Unaudited)
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
Increase in net assets

Operations
Net investment income                                                  $646,841
Net other income                                                         19,245
Realized gain on securities                                             189,837
Net increase (decrease) in unrealized appreciation
on investments (Note #1)                                                691,784
                                                                   ------------

Net increase in net assets from operations                            1,547,707

Dividends to shareholders                                             (312,000)
                                                                   ------------

Total increase in net assets                                          1,235,707

Net assets

Beginning of period                                                  39,723,270
                                                                   ------------

Six months ended June 30, 2003                                      $40,958,977
                                                                   ============

See accompanying notes to the Financial Statements
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STATEMENT OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)
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
Investment income

Income
Interest and Dividend                                                $1,011,215
Net amortization of premiums                                              5,009
                                                                   ------------
Total Income                                                          1,016,224

Expenses
Salaries and benefits                                                   130,352
Legal and accounting services                                            14,913
Directors' compensation and expenses                                    115,755
Insurance expense                                                        30,226
General and administrative                                               78,137
                                                                   ------------
Total expenses                                                          369,383
                                                                   ------------

Investment income, net                                                  646,841
                                                                   ------------

Realized and unrealized net gain on investments

Net realized gain on securities                                         189,837
Increase (decrease) in net unrealized gain
on investments (Note #1)                                                691,784
                                                                   ------------
Net gain on investments
                                                                        881,621
                                                                   ------------

Operating income                                                      1,528,462

Other income                                                             19,245

Net increase (decrease) in net assets resulting
from
operations                                                           $1,547,707
                                                                   ============

See accompanying notes to the Financial Statements
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STATEMENT OF ASSETS AND LIABILITIES
For the six months ended June 30, 2003 (Unaudited)
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
Assets

Securities, at value - Identified cost of                           $29,799,210
$26,623,492
Real Estate at fair value                                             3,588,815
Cash                                                                  7,006,256
Interest receivable                                                     527,724
Prepaid expenses and other assets                                        29,778
Premises and equipment (Net of depreciation)                              7,333
                                                                   ------------
Total Asset                                                          40,959,116
                                                                   ------------

Liabilities

Accounts payable and accrued expenses                                       139
                                                                   ------------
Total Liabilities                                                           139
                                                                   ------------

Net Assets  (12,000 shares outstanding)                             $40,958,977
                                                                   ============

Net asset value per outstanding share
($40,958,977 divided by 12,000 shares outstanding)                    $3,413.25

See accompanying notes to the Financial Statements
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ITEM 2. CODE OF ETHICS

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES
(a) The registrant's President and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940) are effective in design and operation and are sufficient to form the basis of the certifications required, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. - EXHIBITS

(a) Not Applicable
(b)(1) Filed as Exhibit
(b)(2) Filed as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
August 8, 2003

By /s/Scott Burns
Scott Burns
Chief Financial Officer
August 8, 2003